INCOME TAXES - Loss carry-forward (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 38,073
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	878
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	815
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	302
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	203
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,059
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,545
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,210
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,078
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,741
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,436
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,775
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,688
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,936
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,708
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,616
2042
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,315
2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,852
2044
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,559
2045
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 4,357